Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Summary of Trade and Other Receivables

	2024 $m	2023 $m

Current

Trade receivables	651	580

Other receivables	41	68

Prepayments	93	92

	785	740

Non-current

Finance lease receivables	12	6

Other receivables	5	3

Prepayments	18	4

	35	13